Exhibit 99.1

SLM Student Loan Trust 2012-7

Monthly Servicing Report

Distribution Date 10/26/2026

Collection Period 09/01/2026 - 09/30/2026

Navient Funding, LLC - Depositor

Navient Solutions - Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	11/08/2012	08/31/2026	09/30/2026
	Principal Balance	$1,189,615,212.08	$214,316,700.38	$211,802,628.46
	Interest to be Capitalized Balance	29,184,856.28	3,321,776.17	3,195,521.96
	Pool Balance	$1,218,800,068.36	$217,638,476.55	$214,998,150.42
	Capitalized Interest Account Balance	$10,000,000.00	-	-
	Specified Reserve Account Balance	3,121,961.00	- N/A -	- N/A -
	Adjusted Pool(1)	$1,231,922,029.36	$217,638,476.55	$214,998,150.42
	Weighted Average Coupon (WAC)	6.76%	6.85%	6.85%
	Number of Loans	283,078	29,930	29,525
	Aggregate Outstanding Principal Balance - Tbill		$329,435.57	$313,129.09
	Aggregate Outstanding Principal Balance - SOFR		$217,309,040.98	$214,685,021.33
	Pool Factor		0.174280256	0.172165939
	Since Issued Constant Prepayment Rate		(73.73)%	(73.38)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	09/25/2026	10/26/2026
	A3	78447KAC6	$175,260,508.94	$172,521,508.23
	B	78447KAD4	$37,500,000.00	$37,500,000.00

C	Account Balances	09/25/2026	10/26/2026
	Reserve Account Balance	-	-
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$181,544.39	$352,104.54
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	09/25/2026	10/26/2026
	Adjusted Pool Balance + Supplemental Loan Purchase	$217,638,476.55	$214,998,150.42
	Total Notes	$212,760,508.94	$210,021,508.23
	Difference	$4,877,967.61	$4,976,642.19
	Parity Ratio	1.02293	1.02370

Page 2 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

II.	Trust Activity 09/01/2026 through 09/30/2026

A	Student Loan Principal Receipts
	Borrower Principal	376,495.41
	Guarantor Principal	1,508,053.78
	Consolidation Activity Principal	1,342,428.78
	Seller Principal Reimbursement	108.60
	Servicer Principal Reimbursement	(24.20)
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$3,227,062.37
B	Student Loan Interest Receipts
	Borrower Interest	251,849.71
	Guarantor Interest	106,200.59
	Consolidation Activity Interest	39,854.82
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	491.50
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	22,388.68
	Total Interest Receipts	$420,785.30
C	Reserves in Excess of Requirement	-
D	Investment Income	$10,394.63
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(170,560.15)
M	AVAILABLE FUNDS	$3,487,682.15
N	Non-Cash Principal Activity During Collection Period	$(712,990.45)
O	Non-Reimbursable Losses During Collection Period	$31,173.71
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

III.	2012-7 Portfolio Characteristics

			09/30/2026				08/31/2026
		Wtd Avg			% of	Wtd Avg			% of
		Coupon	# Loans	Principal	Principal	Coupon	# Loans	Principal	Principal
INTERIM:	IN SCHOOL	6.75%	41.00	$210,284.42	0.10%	6.65%	50.00	$230,169.42	0.11%
	GRACE	6.50%	18.00	$82,592.00	0.04%	6.80%	9.00	$62,707.00	0.03%
	DEFERMENT	6.73%	1,729.00	$11,549,650.33	5.45%	6.73%	1,764.00	$12,129,539.60	5.660%

REPAYMENT:	CURRENT	6.85%	19,940.00	$134,030,483.02	63.28%	6.85%	20,196.00	$134,519,695.71	62.77%
	31-60 DAYS DELINQUENT	6.83%	1,143.00	$9,606,222.48	4.54%	6.86%	1,000.00	$8,254,309.30	3.85%
	61-90 DAYS DELINQUENT	6.87%	656.00	$5,764,944.11	2.72%	6.83%	696.00	$6,042,836.92	2.820%
	91-120 DAYS DELINQUENT	6.80%	458.00	$3,890,857.19	1.84%	6.98%	469.00	$4,697,310.32	2.19%
	> 120 DAYS DELINQUENT	6.94%	1,513.00	$13,634,089.44	6.44%	6.90%	1,374.00	$11,849,366.57	5.53%

	FORBEARANCE	6.88%	3,803.00	$31,155,589.83	14.710%	6.87%	4,082.00	$33,872,989.55	15.80%
	CLAIMS IN PROCESS	7.03%	224.00	$1,877,915.64	0.89%	6.93%	290.00	$2,657,775.99	1.240%

TOTAL			29,525	$211,802,628.46	100.00%		29,930.00	$214,316,700.38	100.00%

 * Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

IV.	2012-7 Portfolio Characteristics (cont'd)

	09/30/2026	08/31/2026
Pool Balance	$214,998,150.42	$217,638,476.55
Outstanding Borrower Accrued Interest	$12,458,278.86	$12,449,884.96
Borrower Accrued Interest to be Capitalized	$3,195,521.96	$3,321,776.17
Borrower Accrued Interest >30 Days Delinquent	$1,169,159.08	$1,153,758.17
Total # Loans	29,525	29,930
Total # Borrowers	13,233	13,411
Weighted Average Coupon	6.85%	6.85%
Weighted Average Remaining Term	206.81	206.38
Non-Reimbursable Losses	$31,173.71	$17,910.58
Cumulative Non-Reimbursable Losses	$7,862,655.68	$7,831,481.97
Since Issued Constant Prepayment Rate (CPR)	-73.38%	-73.73%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$364,278.81	$364,278.81
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$172,521,508.23	$175,260,508.94
Note Interest Shortfall	$1,065,308.88	$880,073.99
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$743,218.46	$691,618.89
Borrower Interest Accrued	$1,146,728.97	$1,194,226.86
Interest Subsidy Payments Accrued	$43,121.96	$46,209.57
Special Allowance Payments Accrued	$38,856.22	$39,287.58

Page 5 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

V.	2012-7 Portfolio Statistics by School and Program

		Weighted
A	LOAN TYPE	Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL(1) Subsidized	6.73%	15,622	80,358,398.39	37.940%
	- GSL - Unsubsidized	6.75%	13,279	118,120,155.77	55.769%
	- PLUS(2) Loans	8.46%	623	13,314,748.35	6.286%
	- SLS(3) Loans	7.09%	1	9,325.95	0.004%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.85%	29,525	$211,802,628.46	100.000%

		Weighted
B	SCHOOL TYPE	Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	6.86%	24,848	186,020,231.24	87.827%
	- Two Year	6.80%	3,774	20,872,259.10	9.855%
	- Technical	6.74%	881	4,740,891.01	2.238%
	- Other	6.76%	22	169,247.11	0.080%
	Total	6.85%	29,525	$211,802,628.46	100.000%

* Percentages may not total 100% due to rounding.

(1) Guaranteed Stafford Loan

(2) Parent Loans for Undergraduate Students

(3) Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

VI.	2012-7 Waterfall for Distributions

			Remaining
		Paid	Funds Balance
Total Available Funds			$3,487,682.15
A	Trustee Fees	-	$3,487,682.15
B	Primary Servicing Fee	$69,706.02	$3,417,976.13
C	Administration Fee	$6,667.00	$3,411,309.13
D	Class A Noteholders' Interest Distribution Amount	$672,308.42	$2,739,000.71
E	Class B Noteholders' Interest Distribution Amount	-	$2,739,000.71
F	Reserve Account Reinstatement	-	$2,739,000.71
G	Class A Noteholders' Principal Distribution Amount	$2,739,000.71	-
H	Class B Noteholders' Principal Distribution Amount	-	-
I	Unpaid Expenses of The Trustees	-	-
J	Carryover Servicing Fee	-	-
K	Remaining Amounts to the Noteholders after the first auction date	-	-
L	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$211,802,628.46
B	Interest to be Capitalized	$3,195,521.96
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	-
E	Less: Specified Reserve Account Balance	$(1,248,784.00)
F	Total	$213,749,366.42
G	Class A Notes Outstanding (after application of available funds)	$172,521,508.23
H	Insolvency Event or Event of Default Under Indenture	Y
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	Y

Page 7 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

VII.	2012-7 Distributions

 Distribution Amounts

	A3	B
Cusip/Isin	78447KAC6	78447KAD4
Beginning Balance	$175,260,508.94	$37,500,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	0.65%	1.80%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	9/25/2026	9/25/2026
Accrual Period End	10/26/2026	10/26/2026
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	4.45477%	5.60477%
Accrued Interest Factor	0.003836052	0.000000000
Current Interest Due	$672,308.42	$1,065,308.88
Interest Shortfall from Prior Period Plus Accrued Interest	-	$884,321.52
Total Interest Due	$672,308.42	$1,065,308.88
Interest Paid	$672,308.42	-
Interest Shortfall	-	$1,065,308.88
Principal Paid	$2,739,000.71	-
Ending Principal Balance	$172,521,508.23	$37,500,000.00
Paydown Factor	0.004763479	0.000000000
Ending Balance Factor	0.300037406	1.000000000

  * Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

VIII.	2012-7 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$212,760,508.94
	Adjusted Pool Balance	$214,998,150.42
	Overcollateralization Amount	$2,149,981.50
	Principal Distribution Amount	$175,260,508.94
	Principal Distribution Amount Paid	$2,739,000.71

B	Reserve Account Reconciliation
	Beginning Period Balance	-
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	-
	Required Reserve Acct Balance	$1,248,784.00
	Release to Collection Account	-
	Ending Reserve Account Balance	-

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$181,544.39
	Deposits for the Period	$170,560.15
	Release to Collection Account	-
	Ending Balance	$352,104.54

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026